Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Text Block]
INCOME TAXES

20 - 1 Income / Loss before income taxes

Income / Loss before income taxes is comprised of the following:	2014	2013	2012
France	2,029	(2,018)	(5,392)
EDAP Inc, U.S.A.	(1,811)	(2,060)	(1,739)
Other countries	(614)	(808)	(227)
Total	(396)	(4,886)	(7,358)

20 - 2 Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:	2014	2013	2012
Current income tax expense:
France	(124)	(101)	(102)
Other countries	(10)	(24)	(22)
Sub-total current income tax expense	(133)	(125)	(124)
Deferred income tax (expense) benefit:
France	(4)	(2)	(2)
Other countries	22	(7)	8
Sub-total deferred income tax (expense) benefit	18	(9)	6
Total	(116)	(135)	(118)

F- 35

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

20 - 3 Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows:

	December 31,
	2014	2013
Net operating loss carryforwards	22,366	21,732
Elimination of intercompany profit in inventory	156	136
Elimination of intercompany profit in fixed assets	145	68
Provisions for retirement indemnities	222	170
Other items	283	493
Total deferred tax assets	23,172	22,599
Capital leases treated as operating leases for tax	(3)	(26)
Other items	(4)	(8)
Total deferred tax liabilities	(7)	(34)
Net deferred tax assets	23,165	22,565
Valuation allowance for deferred tax assets	(23,125)	(22,543)
Deferred tax assets (liabilities), net of allowance	40	22

Net operating loss carryforwards of Euros 16,093 thousand, Euros 183 thousand, Euros 2,390 thousand, Euros 398 thousand, Euros 352 thousand and Euros 46,485 thousand as of December 31, 2014 are available at EDAP Technomed Inc., EDAP-TMS France S.A.S., Edap Technomed Co Ltd Japan, EDAP TMS GmbH, EDAP Technomed Italia S.R.L. and EDAP TMS S.A., respectively. These net operating losses generate deferred tax assets of Euros 22,366 thousand. Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2014, Euros 15,757 thousand out of these Euros 22,366 thousand net operating loss carry-forwards have no expiration date. The remaining tax loss carry-forwards expire in years 2015 through 2034. In accordance with ASC 740, a valuation allowance is recorded as realization of those amounts is not considered probable.

20 - 4 Effective tax rate

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax rate is as follows:

	2014	2013	2012
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	23.5%	1.9%	0.4%
Effect of net operating loss carry-forwards and valuation allowances	(81.3%)	(51.5%)	(37.6%)
Non taxable debt fair value variation	113.2%	(4.3%)	(1.1%)
Non deductible entertainment expenses	42.3%	2.6%	1.9%
Other	(160.2%)	15.2%	1.5%
Effective tax rate	(29.2%)	(2.8%)	(1.6%)

20 - 5 Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2014 there is no uncertainty in the Company’s tax positions.

F- 36

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

In July 2010, the Company was requested by the French Tax Authorities to pay the amount of Euros 772,822 to comply with the European Court of Justice ruling on fair competition and illegal state aids (C- 214/07 "Commission of the European Communities vs. French Republic"). The amount was related to a state aid received by EDAP-TMS France in 1994 for the acquisition of the activities of Technomed International and included Euros 374,156 of late interest. The Company reversed consequently the Euros 50 thousand reserve that had been taken as of December 31, 2009.

In March 2011, the Company engaged in a contentious procedure against the French Tax Authorities to contest this position and ask for the recuperation of the paid amounts. On December 6, 2013, the Company received notice from the French Administrative Courts that this contentious procedure was rejected. The Company made appeal to this decision, the procedure is still on going.

The tax years that remain subject to examination by major tax jurisdictions are 2012, 2013 and 2014.